Share Capital and Reserves - Additional Information (Details) $ / shares in Units, $ in Thousands	2 Months Ended	12 Months Ended
	Feb. 18, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares
Disclosure of classes of share capital [line items]
Automatic share purchase plan liability | $		$ (2,641)
Declared dividend (in CAD per share) | $ / shares			$ 0.08	$ 0.08
Maximum expiry date from grant date (in years)		5 years
Maximum percentage of common shares issued at date of grant		8.50%
Number of options, granted (in shares)				4,101,417
Weighted average exercise price per share, granted (in CAD per share) | $ / shares				$ 6.53
Weighted average remaining contractual life of options (years)		2 years 7 months 13 days		3 years 18 days
Weighted average share price (in CAD per share) | $ / shares			$ 5.85	$ 6.71
Number outstanding (in shares)		14,112,417	14,112,417	17,300,440	16,356,022
Weighted average share price (in CAD per share) | $ / shares			$ 7.43	$ 7.10
Normal Course Issuer Bid
Disclosure of classes of share capital [line items]
Authorized shares to be purchased, maximum (in shares)		20,000,000	20,000,000
Common shares purchased and cancelled (in shares)		2,000,000
Automatic Share Purchase Plan
Disclosure of classes of share capital [line items]
Authorized shares to be purchased, maximum (in shares)		10,000,000	10,000,000
Automatic share purchase plan liability | $		$ 2,600
Common share transactions | Normal Course Issuer Bid
Disclosure of classes of share capital [line items]
Common shares purchased and cancelled (in shares)	266,000
Consideration paid for common shares purchased and cancelled | $	$ 1,500
CMC
Disclosure of classes of share capital [line items]
Percentage of interest acquired in subsidiary		67.50%
Consolidation basis percentage		100.00%	100.00%
Restricted Share Rights
Disclosure of classes of share capital [line items]
Fair value per option (in dollars per share) | $ / shares		$ 5.69
Maximum shares authorized for issuance (in shares)		4,500,000	4,500,000
Number of shares issued (in shares)		549,500
Grant date fair value | $		$ 3,100	$ 3,100
Vesting term (in years)		three year
Number outstanding (in shares)		2,446,317	2,446,317
Performance Share Units
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)		614,500